PIONEER ANNUISTAR PLUS ANNUITY
                                                SUPPLEMENT DATED MAY 13, 2003 TO
                                                    PROSPECTUS DATED MAY 1, 2003

The following information supplements, and to the extent inconsistent therewith, replaces the information in the Pioneer Annuistar Plus Annuity contract prospectus. Please retain this supplement and keep it with the contract prospectus for future reference.

The Examples table in the Fee Table section is deleted and replaced with the following:

You would pay the following expenses on a $10,000 investment (including a Purchase Payment Credit) assuming a 5% annual return on assets and Separate Account charges of 3.10%, which is the maximum charge for the maximum number of optional benefits. For those contracts that do no elect the maximum number of optional benefits, the expenses would be lower. The examples also reflect the annual contract administrative charge.

                                                           If Contract is surrendered           If Contract is NOT surrendered or
                                                           at the end of period shown:          annuitized at end of period shown:

   Funding Option                                      1 year   3 years   5 years   10 years   1 year   3 years   5 years   10 years
   Money Market Portfolio (Travelers)                   1158      1890      2443      3823       358      1090      1843      3823
AIM VARIABLE INSURANCE FUNDS, INC.
   AIM V.I. Capital Appreciation Fund - Series II       1225      2085      2758      4401       425      1285      2158      4401
   AIM V.I. Mid Cap Core Equity - Series II             1269      2212      2961      4759       469      1412      2361      4759
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
   Franklin Rising Dividends Securities Fund -
     Class 2 Shares                                     1219      2068      2731      4351       419      1268      2131      4351
   Franklin Small Cap Fund - Class 2 Shares             1224      2082      2754      4392       424      1282      2154      4392
   Templeton Foreign Securities Fund - Class 2 Shares   1230      2099      2781      4441       430      1299      2181      4441
GREENWICH STREET SERIES FUND
   Salomon Brothers Variable Emerging Growth Fund -
     Class II Shares                                    1295      2285      3076      4959       495      1485      2476      4959
OPPENHEIMER VARIABLE ACCOUNT FUNDS
   Oppenheimer Capital Appreciation Fund/VA -
     Service Shares                                     1197      2002      2625      4159       397      1202      2025      4159
   Oppenheimer Global Securities Fund/VA -
     Service Shares                                     1207      2034      2676      4252       407      1234      2076      4252
PIONEER VARIABLE CONTRACTS TRUST
   Pioneer America Income VCT Portfolio -
     Class II Shares                                    1221      2074      2740      4368       421      1274      2140      4368
   Pioneer Balanced VCT Portfolio - Class II Shares     1235      2114      2804      4482       435      1314      2204      4482
   Pioneer Emerging Markets VCT Portfolio -
     Class II Shares                                    1421      2639      3627      5870       621      1839      3027      5870
   Pioneer Equity Income VCT Portfolio -
     Class II Shares                                    1222      2077      2745      4376       422      1277      2145      4376
   Pioneer Europe VCT Portfolio - Class II Shares       1377      2518      3440      5570       577      1718      2840      5570
   Pioneer Fund VCT Portfolio - Class II Shares         1221      2074      2740      4368       421      1274      2140      4368
   Pioneer Growth Shares VCT Portfolio -
     Class II Shares                                    1277      2235      2997      4821       477      1435      2397      4821
   Pioneer High Yield VCT Portfolio - Class II Shares   1296      2288      3080      4966       496      1488      2480      4966
   Pioneer International Value VCT Portfolio -
     Class II Shares                                    1285      2257      3032      4883       485      1457      2432      4883
   Pioneer Mid Cap Value VCT Portfolio -
     Class II Shares                                    1222      2077      2745      4376       422      1277      2145      4376
   Pioneer Real Estate Shares VCT Portfolio -
     Class II Shares                                    1247      2147      2858      4578       447      1347      2258      4578
   Pioneer Small Cap Value VCT Portfolio -
     Class II Shares                                    1411      2612      3586      5804       611      1812      2986      5804
   Pioneer Small Company VCT Portfolio -
     Class II Shares                                    1408      2604      3573      5785       608      1804      2973      5785
   Pioneer Strategic Income VCT Portfolio -
     Class II Shares                                    1300      2301      3102      5004       500      1501      2502      5004
   Pioneer Value VCT Portfolio - Class II Shares        1268      2209      2957      4752       468      1409      2357      4752
SALOMON BROTHERS VARIABLE SERIES FUNDS INC.
   Total Return Fund - Class II                         1241      2131      2831      4530       441      1331      2231      4530




L-19970                                                             May 13, 2003

                                           LISA TERPENNING
                                           Travelers Life and Annuity
                                           Law and Regulatory Affairs
                                           Telephone: (860) 308-7752
                                           Fax: (860) 308-3923
                                           e-mail: Lisa.Terpenning@citigroup.com



May 13, 2003

Securities and Exchange Commission
450 Fifth Street, N. W.
Washington, D. C. 20549
Attention: IM Filing Desk

RE:

TIC Separate Account Eleven for Variable Annuities
Pioneer Annuistar Plus (File No. 333-101778)

TLAC Separate Account Twelve for Variable Annuities
Pioneer Annuistar Plus (File No. 333-101814)



Members of the Commission:

Pursuant to Rule 497(e), we transmit for filing a supplement to the prospectus for the above referenced product.

Please direct any questions regarding this filing to me at (860) 308-7752.

Sincerely,

/s/ Lisa Terpenning